INTANGIBLE ASSETS, NET (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finite Lived Intangible Assets
Total cost	¥ 289,896	¥ 289,896
Less: accumulated amortization and impairment	(188,987)	(37,307)
Total intangible assets, net	100,909	252,589
Amortization expenses of intangible assets	31,900	33,500	¥ 2,200
Impairment loss	¥ 119,800
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]	General and Administrative Expense
Customer relationships
Finite Lived Intangible Assets
Total cost	¥ 94,000	94,000
Trademarks
Finite Lived Intangible Assets
Total cost	92,587	92,587
Technology
Finite Lived Intangible Assets
Total cost	80,000	80,000
Non-compete agreements
Finite Lived Intangible Assets
Total cost	21,400	21,400
Database
Finite Lived Intangible Assets
Total cost	1,000	1,000
Domains
Finite Lived Intangible Assets
Total cost	¥ 909	¥ 909